Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 2,742	£ 2,900
Ending balance	2,769	2,742
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,593	4,801
Exchange differences	13	(163)
Disposals	(203)	(140)
Ending balance	4,559	4,593
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	110	80
Acquisition through business combination	70
Disposal through business disposal	(27)
Transfers	1
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	2	1
Transfers		14
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,851)	(1,901)
Exchange differences	(5)	102
Charge for the year	(163)	(180)
Impairment charge	(4)	(12)
Disposals	203	140
Disposal through business disposal	24
Transfers	6
Ending balance	(1,790)	(1,851)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,094	2,139
Ending balance	2,145	2,094
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,094	2,139
Exchange differences	8	(45)
Acquisition through business combination	43
Ending balance	2,145	2,094
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	428	451
Ending balance	430	428
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,104	1,039
Exchange differences	5	(24)
Disposals	(135)	(6)
Transfers	1	14
Ending balance	1,087	1,104
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	110	80
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	2	1
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(676)	(588)
Exchange differences	(5)	18
Charge for the year	(113)	(112)
Impairment charge	(4)
Disposals	135	6
Transfers	6
Ending balance	(657)	(676)
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	157	205
Ending balance	121	157
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	751	793
Exchange differences	4	(25)
Disposals	0	(17)
Disposal through business disposal	(14)
Ending balance	741	751
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(594)	(588)
Exchange differences	(4)	23
Charge for the year	(34)	(44)
Impairment charge	0	(2)
Disposals		17
Disposal through business disposal	12
Ending balance	(620)	(594)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	40	60
Ending balance	30	40
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	198	238
Exchange differences	(2)	(19)
Disposals	(25)	(21)
Disposal through business disposal	(3)
Ending balance	168	198
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(158)	(178)
Exchange differences	1	13
Charge for the year	(8)	(14)
Disposals	25	21
Disposal through business disposal	2
Ending balance	(138)	(158)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2	3
Ending balance	1	2
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	97	179
Exchange differences	0	(2)
Disposals	0	(80)
Ending balance	97	97
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(95)	(176)
Exchange differences	(1)	2
Charge for the year	0	(2)
Disposals		81
Ending balance	(96)	(95)
Other intangibles acquired [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21	42
Ending balance	42	21
Other intangibles acquired [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	349	413
Exchange differences	(2)	(48)
Disposals	(43)	(16)
Acquisition through business combination	27
Disposal through business disposal	(10)
Ending balance	321	349
Other intangibles acquired [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(328)	(371)
Exchange differences	4	46
Charge for the year	(8)	(8)
Impairment charge	0	(10)
Disposals	43	15
Disposal through business disposal	10
Ending balance	£ (279)	£ (328)